Right-of-use assets and leases liabilities - Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets and leases liabilities
Incremental borrowing rate	12.00%	10.00%	10.00%
Lease liabilities, beginning of period	$ 31,033,687	$ 27,912,873
Additions to lease liability	7,765,413	6,354,629
Additions through business combinations	23,500,474	2,366,868
Interest expense on lease liabilities	4,139,928	2,881,189
Payments of lease liabilities	(13,513,880)	(8,481,872)
Lease liabilities, end of period	52,925,622	31,033,687
Less current portion of lease liabilities	11,123,391	6,557,690
Long term portion of lease liabilities	$ 41,802,231	$ 24,475,997